Effects of changes in currency exchange rate (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Non-current assets [abstract]
Other financial assets	$ 11,953,435	$ 4,670,538
Trade and other non-current receivables	1,860,635	3,224,627
Other non-financial assets	8,479,668	7,042,297
Accounts receivable from related parties	132,555	118,122
Investments accounted for using equity method	131,106,785	136,098,062		$ 142,017,781
Intangible assets other than goodwill	128,257,441	125,618,666		118,964,142
Goodwill	117,190,763	124,955,438	$ 124,955,438
Property, plant and equipment (net)	1,082,515,880	1,071,730,034		1,008,946,571
Investment property	7,705,942	8,313,274		8,715,956
Right of use assets	25,079,352	25,804,121		$ 31,404,247
Deferred tax assets	51,044,712	54,528,648
Current tax assets, non-current	3,236	2,305,129
Total non-current assets	1,565,330,404	1,564,408,956
Unidades de Fomento [Member]
Non-current assets [abstract]
Other financial assets	11,953,435	4,571,984
Trade and other non-current receivables	639,640	1,962,249
Accounts receivable from related parties	90,049	118,122
Right of use assets	6,824,028	8,812,271
Total non-current assets	19,507,152	15,464,626
Euros [Member]
Non-current assets [abstract]
Other financial assets	0	98,554
Total non-current assets	0	98,554
Chilean Pesos [Member]
Non-current assets [abstract]
Trade and other non-current receivables	0	353,862
Other non-financial assets	2,916,124	2,887,597
Accounts receivable from related parties	42,506	0
Investments accounted for using equity method	10,824,590	15,251,038
Intangible assets other than goodwill	80,430,571	73,452,410
Goodwill	77,017,290	77,020,100
Property, plant and equipment (net)	871,169,200	847,574,743
Investment property	3,507,254	3,614,497
Right of use assets	15,932,177	14,214,681
Deferred tax assets	44,640,178	38,925,178
Total non-current assets	1,106,479,890	1,073,294,106
Argentinean Pesos [Member]
Non-current assets [abstract]
Trade and other non-current receivables	993,802	680,438
Other non-financial assets	4,712,630	3,953,224
Investments accounted for using equity method	240,420	609,749
Intangible assets other than goodwill	36,724,372	39,888,291
Goodwill	23,820,652	26,020,761
Property, plant and equipment (net)	158,647,878	167,553,390
Investment property	4,198,688	4,698,777
Right of use assets	2,276,788	2,704,105
Deferred tax assets	2,770,395	10,018,983
Current tax assets, non-current	3,236	2,305,129
Total non-current assets	234,388,861	258,432,847
Paraguayan Guarani [Member]
Non-current assets [abstract]
Trade and other non-current receivables	227,193	228,078
Other non-financial assets	12,660	14,291
Intangible assets other than goodwill	3,322,821	3,686,290
Goodwill	4,672,572	5,214,846
Property, plant and equipment (net)	18,764,340	21,686,062
Deferred tax assets	39,394	47,859
Total non-current assets	27,038,980	30,877,426
US Dollar [Member]
Non-current assets [abstract]
Other non-financial assets	838,254	187,185
Investments accounted for using equity method	120,041,775	120,237,275
Deferred tax assets	3,313,751	4,168,633
Total non-current assets	124,193,780	124,593,093
Uruguayan Peso [Member]
Non-current assets [abstract]
Intangible assets other than goodwill	2,119,218	2,624,125
Goodwill	3,424,422	4,422,841
Property, plant and equipment (net)	12,596,500	15,013,733
Right of use assets	46,359	22,707
Deferred tax assets	280,994	273,198
Total non-current assets	18,467,493	22,356,604
Bolivianboliviano [Member]
Non-current assets [abstract]
Intangible assets other than goodwill	5,660,459	5,967,550
Goodwill	8,255,827	12,276,890
Property, plant and equipment (net)	21,337,962	19,902,106
Deferred tax assets	0	1,094,797
Total non-current assets	35,254,248	39,241,343
Uruguay Peso en Unidades Indexadas (UPUI)
Non-current assets [abstract]
Right of use assets	0	50,357
Total non-current assets	$ 0	$ 50,357